PREFERRED STOCK (Details Narrative) - shares	Dec. 31, 2025	Dec. 31, 2024
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000